Employee benefits (Details 3) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Projected benefit obligation at the beginning of the year	₨ 156,412	₨ 145,108	₨ 131,687
Service cost	29,854	28,929	25,936
Interest cost	8,753	10,106	9,606
Remeasurements - Actuarial (gain) / loss	(7,178)	(12,955)	(5,267)
Benefits paid	(10,743)	(14,776)	(16,854)
Projected benefit obligation at the end of the year	₨ 177,098	₨ 156,412	₨ 145,108